Segment information	12 Months Ended
Jun. 30, 2025
Segment information
Segment information

4. Segment information

(a)    Reportable segments by management

The chief operating decision-maker of the Group (the “CODM”) is the Executive Management, which is responsible for allocating resources among operating segments, assessing their performance and making strategic decisions.

The determination of the reportable segments is based on internal reports reviewed by the CODM, which include considerations in relation to risks and returns, organizational structure, etc. Certain expenses across segments are allocated based on reasonable allocation criteria, such as revenues or historical trends.

The Group’s reportable segments are the following:

•      Brazil Ag Retail: comprising companies located in Brazil that sell agricultural inputs;

•      LATAM Ag Retail: comprising companies located in Colombia that sell agricultural inputs;

•      Crop Care: comprising companies that produce and import their own portfolio of proprietary products including off-patent crop protection and specialty products (e.g., biologicals and specialty fertilizers).

(b)    Financial information by segment

Segment assets and liabilities as of June 30, 2025:

Description	Brazil Ag Retail	LATAM Ag Retail	Crop Care	Total reportable segments	Corporate (i)	Eliminations between segments (ii)	Consolidated
Certain assets
Cash equivalents	329,529	17,361	129,498	476,388	3,419	—	479,807
Trade receivables	959,056	417,112	424,635	1,800,803	(35,005)	(295,068)	1,470,730
Inventories	636,160	242,679	156,586	1,035,425	94,190	(30,241)	1,099,374
Advances to suppliers	110,913	4,916	6,744	122,573	—	(33,849)	88,724

Total assets	4,642,794	900,184	1,100,042	6,643,020	(3,079,802)	736,322	4,299,540

Certain liabilities
Trade payables	2,606,532	331,608	254,046	3,192,186	(5,289)	(295,068)	2,891,829
Borrowings	447,445	225,126	245,882	918,453	100,846	—	1,019,299
Agribusiness Receivables Certificates	410,515	—	—	410,515	—	—	410,515
Advances from customers	80,114	734	26,551	107,399	10,396	(33,851)	83,944

Total liabilities and equity	4,642,794	900,184	1,100,042	6,643,020	(3,079,802)	736,322	4,299,540

(i)        Corporate items refer to balances and expenses with certain corporate demands not directly related to any operating segment.

(ii)      Transactions between the Crop Care segment and the Brazil segment.

Statement of profit or loss data for the year ended June 30, 2025:

Description	Brazil Ag Retail	LATAM Ag Retail	Crop Care	Total reportable segments	Corporate (i)	Eliminations between segments (ii)	Consolidated

Revenue	4,651,518	1,399,716	852,209	6,903,443	—	(386,165)	6,517,278
Cost of goods sold	(4,201,798)	(1,190,775)	(639,411)	(6,031,984)	—	421,093	(5,610,891)
Sales, general and administrative expenses (iii)	(1,870,030)	(160,395)	(227,892)	(2,258,317)	(174,697)	-	(2,433,014)
Equity results and other results from subsidiaries	(14,438)	(155)	(2,282)	(16,875)	18,203	—	1,328
Other operating income (expenses), net	2,312	(2,441)	18,672	18,543	(6,585)	—	11,958
Financial (costs) income	(973,076)	(22,464)	(52,677)	(1,048,217)	7,700	—	(1,040,517)
Income taxes	(303,804)	(13,221)	9,118	(307,907)	-	(22,157)	(330,064)

Profit (loss) for the year	(2,709,316)	10,265	(42,263)	(2,741,314)	(155,379)	12,771	(2,883,922)

Depreciation and amortization, including impairment losses	(942,447)	(12,538)	(31,074)	(986,059)	(21,946)	—	(1,008,005)

(i)        Corporate items refer to balances and expenses with certain corporate demands not directly related to any operating segment.

(ii)      Sales between the Crop Care segment and the Brazil segment.

(iii)     Sales, general and administrative expenses include depreciation and amortization.

Segment assets and liabilities as of June 30, 2024:

Description	Brazil Ag Retail	LATAM Ag Retail	Crop Care	Total reportable segments	Corporate (i)	Eliminations between segments (ii)	Consolidated
Certain assets
Cash equivalents	856,307	18,482	25,541	900,330	11,005	—	911,335
Trade receivables	2,205,098	442,998	444,607	3,092,703	—	(266,904)	2,825,799
Inventories	1,437,340	220,598	191,211	1,849,149	—	(68,902)	1,780,247
Advances to suppliers	230,645	2,034	13,974	246,653	—	—	246,653

Total assets	6,798,008	814,472	1,132,646	8,745,126	1,379,143	(1,775,545)	8,348,724

Certain liabilities
Trade payables	3,619,930	368,883	137,323	4,126,136	1,241	(282,244)	3,845,133
Borrowings	647,193	114,312	448,725	1,210,230	—	15,340	1,225,570
Advances from customers	233,373	841	823	235,037	—	—	235,037

Total liabilities and equity	6,798,008	814,472	1,132,646	8,745,126	1,379,143	(1,775,545)	8,348,724

(i)        Corporate items refer to balances and expenses with certain corporate demands not directly related to any operating segment.

(ii)      Transactions between the Crop Care segment and the Brazil segment.

Statement of profit or loss data for the year ended June 30, 2024:

Description	Brazil Ag Retail	LATAM Ag Retail	Crop Care	Total reportable segments	Corporate (i)	Eliminations between segments (ii)	Consolidated

Revenue	7,869,843	1,190,549	749,197	9,809,589	—	(417,325)	9,392,264
Cost of goods sold	(6,959,693)	(1,006,376)	(470,770)	(8,436,839)	—	382,032	(8,054,807)
Sales, general and administrative expenses (iii)	(841,008)	(140,643)	(201,017)	(1,182,668)	(181,931)	—	(1,364,599)
Share of profit of an associate	2,776	—	(618)	2,158	(675)		1,483
Other operating income, net	48,148	2,238	9,711	60,097	(22,527)	—	37,570
Financial (costs) income	(760,006)	(26,535)	(57,069)	(843,610)	21,076	—	(822,534)
Income taxes	39,061	(8,326)	(15,847)	14,888	—	10,730	25,618

Profit (loss) for the year	(600,879)	10,907	13,587	(576,385)	(184,057)	(24,563)	(785,005)

Depreciation and amortization	(124,909)	(11,336)	(20,390)	(156,635)	(23,324)	—	(179,959)

(i)        Corporate items refer to balances and expenses with certain corporate demands not directly related to any operating segment.

(ii)      Sales between the Crop Care segment and the Brazil segment.

(iii)     Sales, general and administrative expenses include depreciation and amortization.

Statement of profit or loss data for the year ended June 30, 2023:

Description	Brazil Ag Retail	LATAM Ag Retail	Crop Care	Total reportable segments	Corporate (i)	Eliminations between segments (ii)	Consolidated

Revenue	7,829,305	1,206,341	632,819	9,668,465	—	(321,052)	9,347,413
Cost of goods sold	(6,543,315)	(1,009,721)	(351,914)	(7,904,950)	—	288,344	(7,616,606)
Sales, general and administrative expenses (iii)	(741,925)	(120,936)	(150,793)	(1,013,654)	(214,474)	—	(1,228,128)
Other operating income, net	48,135	(1,640)	1,512	48,007	(323,817)	—	(275,810)
Financial (costs) income	(525,056)	(15,371)	(48,415)	(588,842)	(28,965)	—	(617,807)
Income taxes	208,331	(22,263)	(24,932)	161,136	—	11,120	172,256

Profit (loss) for the year	275,475	36,410	58,277	370,162	(567,256)	(21,588)	(218,682)

Depreciation and amortization	(121,968)	(11,792)	(13,555)	(147,315)	(20,171)	—	(167,486)

(i)        Corporate items refer to balances and expenses with certain corporate demands not directly related to any operating segment.

(ii)      Sales between the Crop Care segment and the Brazil segment.

(iii)     Sales, general and administrative expenses include depreciation and amortization.

Revenues from external customers for each product and service are disclosed in Note 29. Further breakdown in relation to products and services provided by the Group is not available and such information cannot be produced without unreasonable effort.